Notes Payable (Details) - Schedule of principal maturities of notes payable - Notes Payable [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Notes Payable (Details) - Schedule of principal maturities of notes payable [Line Items]
Due on demand	$ 4,997
2026	100
2028	36,622
Total	$ 41,719